Note 14 - Equity Compensation Plan - Nonvested Restricted Shares (Details) - Nonvested Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non-vested, Number of shares (in shares)	115,356
Non-vested, Weighted average grant date fair value (in dollars per share)	$ 7.58	$ 7.58
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	57,678
Vested, Weighted average grant date fair value (in dollars per share)		7.58
Forfeited, Number of shares (in shares)
Forfeited, Weighted average grant date fair value (in dollars per share)
Non-vested, Number of shares (in shares)	57,678	115,356
Non-vested, Weighted average grant date fair value (in dollars per share)		$ 7.58